Basis of Preparation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation [Abstract]
Fundamental accounting concept, description	As per the amended agreement, the Group will have to pay principal and accrued interest of USD 14.4 million in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. Term loan (1) and Term loan (2) are now payable in 46 and 16 instalments starting 30 June 2020 with final maturity on 31 July 2030 and 31 July 2023.
Borrowing cost to property, plant and equipment	$ 1,546,108
Borrowing rate of lease liability, percentage	9.50%	9.50%
Right-of-use assets and lease liabilities for short-term, description	Lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new.
Unpaid principal and accrued interest		$ 3,700,000
Debt classified as current liability		$ 94,800,000
Current liabilities exceeded current assets	$ 57,000,000
Equity instruments, description	The warrants issued as part of the Business Combination allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the Business Combination (note 25).